General (Tables)	12 Months Ended
Apr. 30, 2023
Disclosure Of General Information About Financial Statements [Abstract]
Summary of Detailed Information of Groups Principal Subsidiaries
As of April 30, 2022 and 2023, the Group’s principal subsidiaries consist of the followings:

Name of principal subsidiaries	Date of incorporation/ acquisition	Place of incorporation/ establishment	Issued and fully paid/ registered share capital ( In dollar amount)	Percentage of shareholdings or voting rights at April 30,		Principal activities
				2022	2023
AMTD Risk Solutions Group Limited (“AMTD RSG”)	August 13, 2004	Hong Kong	HK$300,000	100%	100%	Provision of digital solutions services—financial services and non financial services

AMTD Digital Media Limited	August 13, 2004	Hong Kong	HK$1	100%	100%	Provision of digital solutions services—non financial services

AMTD Principal Investment Solutions Group Limited	July 27, 2016	BVI	US$1	100%	100%	Investment holding

AMTD Direct Investment I Limited	August 29, 2018	BVI	US$1	100%	100%	Investment holding

AMTD Biomedical Investment Limited	July 28, 2017	BVI	US$1	100%	100%	Investment holding

PolicyPal Pte. Ltd. (“PolicyPal”)	August 3, 2020	Singapore	US$70	51%	51%	Provision of digital solutions services—financial services

AMTD Assets Group**	February 6, 2023	Cayman Islands	US$1	—	96.1%	Investment holding

Fine Cosmos Development Limited**	February 6, 2023	Hong Kong	HK$2	—	49%*	Hotel operations, hospitality and VIP services

Name of principal subsidiaries	Date of incorporation/ acquisition	Place of incorporation/ establishment	Issued and fully paid/ registered share capital ( In dollar amount)	Percentage of shareholdings or voting rights at April 30,		Principal activities
				2022	2023

RCC Holdings Limited**	February 6, 2023	Canada	Canada dollar (“CAD”) 73,000,100	—	51%	Hotel operations, hospitality and VIP services

Hotel Versante Limited**	February 6, 2023	Canada	CAD3,500,100	—	51%	Hotel operations, hospitality and VIP services

*
The Group has equity interests and control over Fine Cosmos Development Limited due to the shareholders’ agreement of which the Group has rights to direct decision making of the relevant activities of Fine Cosmos Development Limited and thus Fine Cosmos Development Limited is a subsidiary of AMTD Assets Group.

**
On February 6, 2023, the Company acquired 96.1% of the equity interest of AMTD Assets Group from AMTD Group. The acquisition of AMTD Assets Group and its subsidiaries (“AMTD Assets”) has been accounted for as business combination under common control. See note 14(a) for details.